Taxes (Details) $ in Millions	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Taxes [Line Items]
Profits tax rate	$ 2,000,000
Effective Income Tax Rate Reconciliation Issued Share Capital	50.00%	50.00%
Income tax liability	$ 1,400,000	$ 0.2
Lowered Tax Rate [Member]
Taxes [Line Items]
Tax rate	8.25%	8.25%
Legacy Tax Rate [Member]
Taxes [Line Items]
Tax rate	16.50%	16.50%
Hong Kong [Member]
Taxes [Line Items]
Tax credit			$ 1,500	$ 3,000	$ 6,000